Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Wholesale Segment and is not Expected to Be Deductible for Tax Purposes - Gross carrying amount [member]	12 Months Ended
Mar. 31, 2023 USD ($)
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Wholesale Segment and is not Expected to Be Deductible for Tax Purposes [Line Items]
Beginning Balance
Acquired through business combination	658,837
Net exchange differences	73,945
Ending Balance	$ 732,782